Class A Common Stock Subject to Possible Redemption (Tables)	5 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Class A Common Stock Subject to Possible Redemption
Summary Of Reconciliation Of Class A Common Stock Subject to Possible Redemption Reflected on The Balance Sheet

The Class A common stock subject to possible redemption reflected on the balance sheet is reconciled on the following table:

Gross proceeds from Initial Public Offering	$172,500,000
Less:
Fair value of Public Warrants at issuance	(7,417,500)

Offering costs allocated to Class A common stock subject to possible redemption	(8,745,721)
Plus:
Accretion on Class A common stock subject to
possible redemption amount	19,613,221

Class A common stock subject to possible redemption	$175,950,000

The Class A common stock subject to possible redemption reflected on the balance sheet is reconciled on the following table:

Gross proceeds from Initial Public Offering	$172,500,000
Less:
Fair value of Public Warrants at issuance	(7,417,500)
Offering costs allocated to Class A common stock subject to possible redemption	(8,745,721)
Plus:
Accretion on Class A common stock subject to possible redemption amount	19,613,221
Class A common stock subject to possible redemption	$175,950,000